Equity Investments	12 Months Ended
Dec. 31, 2010
Equity Investments
Equity Investments

7. Equity investments

The following sets forth the changes in the Group's equity investments:

	Chengdu Seasky	PW Pictures	Ye Net	Zhizhu Network	Total
	RMB	RMB	RMB	RMB	RMB
Balance as of December 31, 2008	19,559,975	3,000,000	—	—	22,559,975
Investment	—	—	15,000,000	—	15,000,000
Share of loss in equity investment	(3,142,793)	—	(945,945)	—	(4,088,738)
Converted to controlling interest	—	(3,000,000)	—	—	(3,000,000)

Balance as of December 31, 2009	16,417,182	—	14,054,055	—	30,471,237
Investment	—	—	—	27,000,000	27,000,000
Share of (loss) / income in equity investment	(5,850,789)	—	226,239	(2,467,778)	(8,092,328)

Balance as of December 31, 2010	10,566,393	—	14,280,294	24,532,222	49,378,909

Investment in Chengdu Seasky

In April 2008, the Group made an investment of RMB20,735,000 in Chengdu Seasky Digital Entertainment Co., Ltd. ("Chengdu Seasky") to acquire 20% of its equity interest. Chengdu Seasky is principally engaged in the design and development of online games in China. In January 2010, the Group received another 20% equity interest of Chengdu Seasky from its other equity holders based on certain performances target preset in the original agreement. As of December 31, 2010, the equity interest owned by the Group in Chengdu Seasky was 40%.

Investment in PW Pictures

In August 2008, the Group made an investment of RMB3.0 million for 10% interest in PW Pictures. In 2009, the Group started to consolidate PW Pictures as it acquired additional equity interest in PW Pictures and obtained unilateral control of PW Pictures. See Note 9(2) for more details.

Investment in Ye Net

In April 2009, the Group made an investment of approximately RMB15.0 million in Chengdu Ye Net Science and Technology Development Co., Ltd. ("Ye Net") to acquire 30% of its equity interest. The Group paid approximately RMB10.0 million in 2009 and the remaining approximately RMB5.0 million was deposited in an escrow account as of December 31, 2009 and 2010, which would be released subject to certain conditions. Ye Net is principally engaged in web game development and operation. The equity interest of the Group in Ye Net was increased to 37.5% in 2010 triggered by certain key performance indicator set in the original agreement.

Investment in Zhizhu Network

In April 2010, the Group made an investment of RMB27.0 million in Beijing Zhizhu Network Technology Co., Ltd. ("Zhizhu Network") to acquire 20% of its equity interest.